EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2015
EARNINGS (LOSS) PER SHARE [Abstract]
EARNINGS (LOSS) PER SHARE
14	EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share is calculated as follows:

	Year Ended December 31,
	2013	2014	2015
	US$	US$	US$
Numerator:
Net income (loss) attributable to Class A and Class B ordinary shareholders	(30,313,029)	24,114,817	28,709,010
Less:
Earnings allocated to participating Series A convertible redeemable preferred shares	—	(918,266)	—
Earnings allocated to participating Series B convertible redeemable preferred shares	—	(934,046)	—
Earnings allocated to participating Series C convertible redeemable preferred shares	—	(1,392,790)	—
Net income (loss) for basic and diluted earnings (loss) per share	(30,313,029)	20,869,715	28,709,010
Denominator:
Denominator for basic earnings per share:
Weighted average number of Class A and Class B ordinary shares outstanding	10,930,412	41,223,389	53,767,810
Dilutive effect of outstanding share options	—	6,546,743	4,983,046
Denominator for diluted earnings (loss) per share	10,930,412	47,770,132	58,750,856
Basic earnings (loss) per Class A and Class B ordinary share	(2.77)	0.51	0.53
Diluted earnings (loss) per Class A and Class B ordinary share	(2.77)	0.44	0.49

The following table summarizes potential ordinary shares outstanding excluded from the calculation of diluted earnings per Class A and Class B ordinary share for the years ended December 31, 2013, 2014 and 2015, because their effect is anti-dilutive:

	Year Ended December 31,
	2013	2014	2015
Shares issuable upon exercise of share options	8,134,830	—	—
Shares issuable upon conversion of preferred shares	25,430,831	—	—

The Company uses the two-class method to calculate basic and diluted earnings per Class A and Class B ordinary share. Under the two-class method, when calculating the basic and dilutive earnings per Class A and Class B ordinary share, net income attributable to Class A and Class B ordinary shareholders is adjusted to reflect the net income which is allocated to preferred shares.